As filed with the U.S. Securities and Exchange Commission on November 20, 2019

Securities Act File No. 333-220591

Investment Company Act File No. 811-23295

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

(Check appropriate box or boxes)

REGISTRATION STATEMENT

UNDER

☒ THE SECURITIES ACT OF 1933

☒ Pre-Effective Amendment No. 7

☐ Post-Effective Amendment No.

and

REGISTRATION STATEMENT

UNDER

☒ THE INVESTMENT COMPANY ACT OF 1940

☒ Amendment No. 7

Calamos Long/Short Equity & Dynamic Income Trust

2020 Calamos Court

Naperville, Illinois 60563

(630) 245-7200

Agent for Service

John P. Calamos, Sr.

President

Calamos Advisors LLC

2020 Calamos Court

Naperville, Illinois 60563

Copies of Communications to:

Paulita A. Pike Rita Rubin Ropes & Gray LLP 191 North Wacker Drive, 32nd Floor Chicago, Illinois 60606	David W. Blass Ryan P. Brizek Simpson Thacher & Bartlett LLP 900 G Street, N.W. Washington, D.C. 20001

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☐

It is proposed that this filing will become effective (check appropriate box):

☐	when declared effective pursuant to section 8(c)

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price Per Unit	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee(2)
Common Shares, no par value	1,000 Shares	$20.00	$20,000	$2.32

(1)	Estimated solely for purposes of calculating the registration fee.
(2)	Previously paid.

The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

The purpose of this Pre-Effective Amendment No. 7 to the Registration Statement on Form N-2 is solely to file certain exhibits to the Registration Statement as set forth in item 25(2) of Part C. Part A and Part B of the Registration Statement are incorporated herein by reference to Part A and Part B of Pre-Effective Amendment No. 6 to the Registration Statement on Form N-2 filed by the Registrant with the Securities and Exchange Commission on October 24, 2019.

PART C — OTHER INFORMATION

ITEM 25: FINANCIAL STATEMENTS AND EXHIBITS

1. Financial Statements:

The Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the 1940 Act are included in the Statement of Additional Information.

2. Exhibits:

a.1	Fourth Amended and Restated Agreement and Declaration of Trust. (5)

a.2.i	Certificate of Trust. (1)

a.2.ii	Certificate of Amendment to Certificate of Trust. (4)

a.2.iii	Certificate of Amendment to Certificate of Trust. (5)

b.	By-laws as amended and restated through July 31, 2019. (5)

c.	None.

d.	None.

e.	Terms and Conditions of the Dividend Reinvestment Plan. (2)

f.	None.

g.	Third Amended and Restated Investment Management Agreement with Calamos Advisors LLC – filed herewith.

h.1	Form of Underwriting Agreement – filed herewith.

h.2	Form of Master Selected Dealers Agreement – filed herewith.

h.3	Form of Master Agreement Among Underwriters – filed herewith.

h.4	Form of Structuring Fee Agreement between Calamos Advisors LLC and UBS Securities LLC – filed herewith.

h.5	Form of Structuring Fee Agreement between Calamos Advisors LLC and Morgan Stanley & Co. LLC – filed herewith.

h.6	Form of Structuring Fee Agreement between Calamos Advisors LLC and Wells Fargo Securities, LLC – filed herewith.

h.7	Form of Structuring Fee Agreement between Calamos Advisors LLC and RBC Capital Markets, LLC – filed herewith.

h.8	Form of Structuring Fee Agreement between Calamos Advisors LLC and Oppenheimer & Co. Inc. – filed herewith.

h.9	Form of Structuring Fee Agreement between Calamos Advisors LLC and Stifel, Nicolaus & Company, Incorporated – filed herewith.

j.1	Custody Agreement. (2)

j.2	Amendment to Appendix A to Custody Agreement. (2)

k.1.i	Amended and Restated Stock Transfer Agency Agreement. (2)

k.1.ii	Amendment to Amended and Restated Stock Transfer Agency Agreement. (2)

k.1.iii	Second Amendment to Amended and Restated Stock Transfer Agency Agreement. (2)

k.1.iv	Third Amendment to Amended and Restated Stock Transfer Agency Agreement. (2)

k.1.v	Fourth Amendment to Amended and Restated Stock Transfer Agency Agreement. (2)

k.2.i	Master Services Agreement. (2)

k.2.ii	Amendment to Appendix A to Master Services Agreement. (2)

k.3	Administration Agreement. (6)

k.4	Services Agreement. (6)

l.	Form of Opinion and Consent of Richards, Layton & Finger, P.A. – filed herewith.

m.	None.

n.	Consent of Auditors. (7)

o.	Not applicable.

p.	Subscription Agreement. (2)

q.	None.

r.	Code of Ethics. (6)

s.1	Powers of Attorney (for John E. Neal, William R. Rybak, Stephen B. Timbers, David D. Tripple and Virginia G. Breen). (2)

s.2	Power of Attorney (for Lloyd A. Wennlund). (4)

(1)	Incorporated by reference to Registrant’s Registration Statement on Form N-2 (1933 Act File No. 333-220591) as filed with the Commission on September 22, 2017.
(2)	Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-2 (1933 Act File No. 333-220591) as filed with the Commission on November 16, 2017.
(3)	Incorporated by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-2 (1933 Act File No. 333-220591) as filed with the Commission on May 2, 2018.
(4)	Incorporated by reference to Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-2 (1933 Act File No. 333-220591) as filed with the Commission on June 4, 2019.
(5)	Incorporated by reference to Pre-Effective Amendment No. 4 to Registrant’s Registration Statement on Form N-2 (1933 Act File No. 333-220591) as filed with the Commission on August 2, 2019.
(6)	Incorporated by reference to Pre-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-2 (1933 Act File No. 333-220591) as filed with the Commission on October 1, 2019.
(7)	Incorporated by reference to Pre-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-2 (1933 Act File No. 333-220591) as filed with the Commission on October 24, 2019.

ITEM 26: MARKETING ARRANGEMENTS

See the Form of Underwriting Agreement, the Form of Master Selected Dealers Agreement, the Form of Master Agreement Among Underwriters, the Form of Structuring Fee Agreement between Calamos Advisors LLC and UBS Securities LLC, the Form of Structuring Fee Agreement between Calamos Advisors LLC and Morgan Stanley & Co. LLC, the Form of Structuring Fee Agreement between Calamos Advisors LLC and Wells Fargo Securities, LLC, the Form of Structuring Fee Agreement between Calamos Advisors LLC and RBC Capital Markets, LLC, the Form of Structuring Fee Agreement between Calamos Advisors LLC and Oppenheimer & Co. Inc. and the Form of Structuring Fee Agreement between Calamos Advisors LLC and Stifel, Nicolaus & Company, Incorporated, filed as Exhibit h.1, Exhibit h.2, Exhibit h.3, Exhibit h.4, Exhibit h.5, Exhibit h.6, Exhibit h.7, Exhibit h.8, Exhibit h.9, respectively, to this Registration Statement.

ITEM 27: OTHER OFFERING EXPENSES AND DISTRIBUTION

The following table sets forth the estimated expenses to be incurred in connection with the initial offering of common shares described in this Registration Statement:

Securities and Exchange Commission fees	$	*
Financial Industry Regulatory Authority fees	$	*
Printing Promotion fees	$	*
Exchange listing fees	$	*
Accounting fees	$	*
Legal fees	$	*
Trustee Fees	$	*
Other	$	*
Total	$	*

*	To be provided by amendment.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

None.

ITEM 29. NUMBER OF HOLDERS OF SECURITIES

As of August 31, 2019 the number of record holders of each class of securities of the Registrant was:

TITLE OF CLASS	NUMBER OF RECORD HOLDERS
Common shares (no par value)	1

ITEM 30. INDEMNIFICATION

The Registrant’s Fourth Amended and Restated Agreement and Declaration of Trust, dated July 31, 2019, provides that every person who is, or has been, a Trustee or an officer, employee or agent of the Registrant (including any individual who serves at its request as director, officer, partner, employee, Trustee, agent or the like of another organization in which it has any interest as a shareholder, creditor or otherwise (“Covered Person”) shall be indemnified by the Registrant or the appropriate series of the Registrant to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; provided that no indemnification shall be provided to a Covered Person (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Registrant or its shareholders by reason of willful misfeasance, willful misconduct, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith and in a manner the person reasonably believed to be or not opposed to the best interest of the Registrant; or (ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, willful misconduct, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office; (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry) or (D) by a vote of a majority of the Outstanding Shares entitled to vote (excluding any Outstanding Shares owned of record or beneficially by such individual).

The Registrant, its Trustees and officers, its investment adviser, the other investment companies advised by the adviser and certain persons affiliated with them are insured, within the limits and subject to the limitations of the insurance, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings. The insurance expressly excludes coverage for any Trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be available to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant’s expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The information in the Statement of Additional Information under the caption “Management of the Fund—Trustees and Officers” is incorporated by reference.

ITEM 32. LOCATION OF ACCOUNTS AND RECORDS

All such accounts, books, and other documents are maintained at the offices of the Registrant, at the offices of the Registrant’s investment manager, Calamos Advisors LLC 2020 Calamos Court, Naperville, Illinois 60563, at the offices of the Custodian and Accounting Agent, 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts 02117-9130 or at the offices of the Transfer Agent, P.O. Box 358016, Pittsburgh, PA 15252-8016.

ITEM 33. MANAGEMENT SERVICES

Not applicable.

ITEM 34. UNDERTAKINGS

1. The Registrant undertakes to suspend the offering of shares until the prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2. Not applicable.

3. Not applicable.

4. Not applicable.

5. (a) For the purposes of determining any liability under the 1933 Act, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the 1933 Act shall be deemed to be part of the Registration Statement as of the time it was declared effective.

(b) For the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prominent delivery within two business days of receipt of a written or oral request the Registrant’s statement of additional information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Naperville and State of Illinois, on the 20th day of November, 2019.

CALAMOS LONG/SHORT EQUITY & DYNAMIC INCOME TRUST

By:	/s/ John P. Calamos, Sr.
John P. Calamos, Sr.
Trustee and President

Pursuant to the requirements of the 1933 Act, this registration statement has been signed by the following persons in the capacities and on the date(s) indicated.

Name	Title		Date

/s/ John P. Calamos, Sr. John P. Calamos, Sr.	Chairman, Trustee and President (principal executive officer)	) ) )	November 20, 2019

/s/ John E. Neal* John E. Neal	Trustee	) ) )	November 20, 2019

/s/ William R. Rybak* William R. Rybak	Trustee	) ) )	November 20, 2019

/s/ Stephen B. Timbers* Stephen B. Timbers	Trustee	) ) )	November 20, 2019

/s/ David D. Tripple* David D. Tripple	Trustee	) ) )	November 20, 2019

/s/ Virginia G. Breen* Virginia G. Breen	Trustee	) ) )	November 20, 2019

/s/ Lloyd A. Wennlund* Lloyd A. Wennlund	Trustee	) ) )	November 20, 2019

/s/ Thomas E. Herman Thomas E. Herman	Vice President and Chief Financial Officer	) ) )	November 20, 2019

*

John P. Calamos, Sr. signs this document pursuant to powers of attorney filed in Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-2, filed on November 16, 2017 (1933 Act File No. 333-220591) and in Pre-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-2, filed on June 4, 2019 (1933 Act File No. 333-220591).

By:	/s/ John P. Calamos, Sr.
John P. Calamos, Sr.
Attorney-In-Fact November 20, 2019

INDEX TO EXHIBITS

Exhibit	Exhibit Name

g.	Third Amended and Restated Investment Management Agreement with Calamos Advisors LLC.

h.1	Form of Underwriting Agreement.

h.2	Form of Master Selected Dealers Agreement.

h.3	Form of Master Agreement Among Underwriters.

h.4	Form of Structuring Fee Agreement between Calamos Advisors LLC and UBS Securities LLC

h.5	Form of Structuring Fee Agreement between Calamos Advisors LLC and Morgan Stanley & Co. LLC.

h.6	Form of Structuring Fee Agreement between Calamos Advisors LLC and Wells Fargo Securities, LLC.

h.7	Form of Structuring Fee Agreement between Calamos Advisors LLC and RBC Capital Markets, LLC.

h.8	Form of Structuring Fee Agreement between Calamos Advisors LLC and Oppenheimer & Co. Inc.

h.9	Form of Structuring Fee Agreement between Calamos Advisors LLC and Stifel, Nicolaus & Company, Incorporated.

I.	Form of Opinion and Consent of Richards, Layton & Finger, P.A.